Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended				0 Months Ended
	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Oct. 10, 2012 AVX Corporation USD ($) Installment	Oct. 10, 2012 AVX Corporation JPY (¥)	Mar. 31, 2014 AVX Corporation USD ($)	Mar. 31, 2014 AVX Corporation JPY (¥)	Mar. 31, 1991 AVX Corporation USD ($)	Mar. 31, 1991 AVX Corporation JPY (¥)	Oct. 18, 2013 AVX Corporation Initial Settlement Installment USD ($)	Oct. 18, 2013 AVX Corporation Initial Settlement Installment JPY (¥)	Mar. 26, 2014 AVX Corporation Second Settlement Installment USD ($)	Mar. 26, 2014 AVX Corporation Second Settlement Installment JPY (¥)	Mar. 31, 2014 AVX Corporation Scenario, Forecast USD ($)	Mar. 31, 2014 AVX Corporation Scenario, Forecast JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 6,502
Rental expenses for operating leases	12,876		11,465		10,586
Purchase of material	26,264
Material obligated to purchase in total by the end of December 2020	210,799
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	531
Payment for environmental conditions and remediation										66	8,878
Minimum amount of remediation subject to reopener provisions								130.5	13,442.0
Contingency settlement amount						366.25	37,324.00
Number of installments						3	3
Installment period						2 years	2 years
Contingency settlement installment payment												133.35	13,335.00	110.82	11,414.00
Accrued interest paid	2,009.00		1,433.00		1,741.00							3.95	395.00	0.82	85.00
Contingency settlement outstanding amount																122.08	12,575.00
Contingency settlement date																Sep. 21, 2015	Sep. 21, 2015
Selling general and administrative expenses		$ 266.25	¥ 21,300.00	$ 100.00	¥ 7,900.00